UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2007

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

    Clark Bowman          Baltimore, Maryland             August 8, 2007

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	61


Form 13F Information Table Value Total:	 $110,815 (X1000)

77List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8
                TITLE               VALUE     SHRS OR  SH/ PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCR  MNGRS SOLE SHR  NONE
3M Co.		CS	88579Y101   3203	 36,902 SH	   Sole			 36,902
Abbott Labor	CS	2824100	    2561	 47,817 SH	   Sole			 49,617
Agilent Technol	CS	00846U101    654	 17,020 SH	   Sole			 17,020
Amdocs Ltd.	CS	g02602103   2065	 51,850 SH	   Sole			 51,850
American IG	CS	26874107    3113	 44,459 SH	   Sole			 44,459
Apple Computer	CS	37833100     439	  3,600	SH         Sole			  3,600
Assurant Insur	CS	04621xl08   1868	 31,700 SH	   Sole			 21,700
AT&T            CS      00206R102   1759         42,397 SH	   Sole			 42,397
Atmel Corp	CS	49513104     118	 21,200 SH	   Sole			 21,200
Automatic Data 	CS	53015103    2278	 47,000 SH	   Sole			 47,000
Bank of America	CS	60505104    3000	 61,370 SH	   Sole			 61,370
Barr Pharma     CS      068306109    648         12,905 SH         Sole                  12,905
Biomet,Inc.	CS	090613100    419	  9,168 SH	   Sole			  9,168
Cardinal Health CS	14149Y108   2334	 33,045 SH	   Sole			 33,045
Chesapeake En.y	CS	165167107   2810	 81,200 SH	   Sole			 81,200
ChevronTexaco 	CS	166764100    239	  2,841 SH	   Sole			  2,841
Cisco Systems	CS	17275R102   2160	 77,548 SH	   Sole			 77,548
Citigroup	CS	172967101    395	  7,692 SH	   Sole			  7,692
Cognex Corp	CS	192422103    944	 41,951 SH	   Sole			 41,951
Comcast         CS      20030N101   2329         83,306 SH         Sole                  83,306
CVS Corporation	CS	126650100   6043	165,786 SH	   Sole			165,786
Danaher Corp.	CS	235851102   3273	 43,350 SH	   Sole			 43,350
Davita Inc	CS	23918k108   2904	 53,900 SH	   Sole			 53,900
Dominion Ress	CS	25746U109    707	  8,192 SH	   Sole			  8,192
Duke-Weeks Reay	CS	264411505    972	 27,258 SH	   Sole			 27,258
Emerson El.	CS	291011104   4217	 90,101 SH	   Sole			 90,101
Exxon/Mobil	CS	30231g102   4336	 51,688 SH	   Sole			 51,688
Freddie Mac	CS	313400301    717         11,814 SH         Sole                  11,814
First Data Corp	CS	319963104    420	 12,866 SH	   Sole			 12,866
Fiserv Inc.	CS	337738108   2329	 40,999 SH	   Sole			 40,999
Foundat. Coal	CS	350398W100  2550	 62,750 SH	   Sole			 62,750
General ElectricCS	369604103    574	 15,006 SH	   Sole			 15,006
Haemonetics CorpCS	405024100   2012	 38,250 SH	   Sole			 38,250
Hewlett Packard	CS	428236103    290	  6,494 SH	   Sole			  6,494
Honeywell	CS	438516106   2721	 48,350 SH	   Sole			 48,350
I B M		CS	459200101    242	  2,300 SH	   Sole			  2,300
Intel Corp	CS	458140100    221	  9,320 SH	   Sole			  9,320
Johnson & John.	CS	478160104   2569	 41,698 SH	   Sole			 41,698
Lowes Companies CS	548661107   3059	 99,673 SH	   Sole			 99,673
Medco Health    CS      58405U102   1599         20,500 SH         Sole                  20,500
Millipore	CS	601073109    912	 12,150 SH	   Sole			 12,150
NCR Corp	CS	62886E108   3297	 62,750 SH	   Sole			 62,750
Norfolk South.	CS	655844108   2295	 43,650 SH	   Sole			 43,650
Omnicare Inc	CS	681904108    300	  8,325 SH	   Sole			  8,325
Oracle Systems	CS	68389X105   2987	151,563 SH	   Sole			151,563
Procter&Gamble	CS	742718109   3128	 51,115 SH	   Sole			 51,115
Quest Diag.	CS	74834L100   3236	 62,644 SH	   Sole			 62,644
Schein ( Henry.	CS	806407102   1931	 36,150 SH	   Sole			 36,150
Schlumbergered	CS	806857108   2456	 28,910 SH	   Sole			 28,910
Target Corp	CS	87612E106   4031	 63,375 SH	   Sole			 63,375
Time Warner     CS      887317105   1312         62,350 SH         Sole                  62,350
United Healt.	CS	910581107    230	  4,500 SH	   Sole			  4,500
US Bancorp	CS	902973304    314	  9,535	sH	   Sole			  9,535
Verizon		CS	92343V104    791	 19,219 SH	   Sole			 19,319
Vodafone 	CS	92857W209   1235	 36,734 SH	   Sole			 36,734
Wachovia Corp	CS	929903102   2894	 56,477 SH	   Sole			 56,477
Walgreen	CS	931422109    839	 19,275 SH	   Sole			 19,275
Wash.Real Est.	CS	939653101    218	  6,400 SH	   Sole			  6,400
Wells FaRgo	CS	949746101   2771	 78,796 SH	   Sole			 78,796
Wyeth		CS	983024100    280	  4,890 SH	   Sole			  4,890
Zimmer          CS      98956P102    267          3,150 SH         Sole                   3,150